Summary of Significant Accounting Policies - Changes in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies
Balance, beginning of period	$ 642	$ 394	$ 394
Bad debt expense	732	$ 395	400
Less: write-offs, net of recoveries	(29)		(94)
Foreign currency translation	63		(58)
Balance, end of period	$ 1,408		$ 642